Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Income Loss Per Share Tables
Income (loss) per share
	2012	2011	2010

Net income (loss) for the year	$2,062,728	$(3,584,601)	$(4,452,428)

Weighted average number of common shares outstanding
Basic	40,453,392	35,696,620	32,774,974
Additional shares related to assumed exercise of
stock options under treasury stock method	337,070	-
Contingently issuable preferred shares	8,000,000	-
Diluted	48,790,462	35,696,620	32,774,974

Income (loss) per share - Basic	$0.05	$(0.10)	$(0.14)
Income (loss) per share - Diluted	$0.04	$(0.10)	$(0.14)